united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY   11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

Class N Shares (LIONX)

Class I Shares (LIOTX)

SEMI-ANNUAL REPORT

MARCH 31, 2022

Advised by:
Horizon Capital Management, Inc.
106 Valerie Drive
Lafayette, Louisiana 70508

www.LIONX.net
1-866-787-8355

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Issachar Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Capital Management, Inc.

Issachar Fund Manager: Dexter P. Lyons

106 Valerie Drive. Lafayette, LA 70508

Dexter@LIONX.net . 337-983-0676 . Fax 983-0672 . www.LIONX.net

Semi-Annual Letter to Issachar Fund (LIONX & LIOTX) Shareholders

Dear Valued Issachar Fund Shareholders,	March 31, 2022

Welcome to our semi-annual Issachar Fund shareholder report for the 6-month period ended 3/31/22.

The Issachar Fund (LIONX) was down -0.92%, while the IQ Hedge Multi-Strategy Index (IQX) was down -2.34% in Q1 2022. LIONX outperformed its benchmark, the IQ Hedge Multi-Strategy Index, in Q1 2022 by losing less because Issachar mainly was in cash. The S&P 500 index (SPX) dropped over - 12% from 12/31/21 to 3/8/22, then rallied up over 11% into 3/29/22, so it has been a volatile ride for SPX. I recognized this higher risk environment as stocks were getting crushed under heavy selling, so I kept Issachar on the sidelines for most of the quarter. Issachar is about 65% invested in agriculture, energy, metals, mining, and transportation stocks, and they look promising.

The market is in a “wait and see” mode looking for a catalyst to take it higher. I believe the market is biased to the upside mainly due to an accommodative Fed, but we may have some more “back and fill” action to shake out weaker hands. The Fed continues to expand its balance sheet, which has helped my optimism. If we get a “ceasefire” in Ukraine, there could be some disruptions in the energy complex, but I believe inflation is real and not “transitory,” as Jay Powell led us to believe. When too much money chases too few goods, prices tend to rise, and the antidote is, unfortunately, higher prices, so we may need to adapt to this new normal. The Fed is in an inflation-busting rate-raising mode, which means bond prices will likely continue to decline as rates rise, so equities could be where displaced bond investors seek better returns. If the market heads in a different direction, I plan to manage risk and stay in sync with the trend.

                Dexter Lyons

Issachar Fund, Portfolio Manager

Thank You for Your Trust and Business, and May God Bless You and Your Family!

May the Grace of the Lord Jesus be with everyone. (Revelation 22:21)

Portfolio holdings are subject to change at any time and should not be considered investment advice. The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs, and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results. The IQ Hedge Multi- Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage, and emerging markets. Index returns assume reinvestment of dividends. NLD Review Code: (5252-NLD-5/12/2021)

ISSACHAR FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2022

The Fund’s performance figures* for the period ended March 31, 2022, as compared to its benchmark:

	Six Months	One Year	Five Year	Since Inception **	Since Inception ***
Issachar Fund - Class N	(1.73)%	(5.84)%	3.44%	-14.78%	N/A
Issachar Fund - Class I	(1.54)%	(5.49)%	N/A	N/A	3.04%
S&P 500 Total Return Index	5.92%	15.65%	15.99%	16.85%	13.81%
IQ Hedge Multi-Strategy Index	(2.24)%	(1.90)%	2.97%	(3.37)%	2.52%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Class N returns are calculated using the traded net asset value at the beginning of the year. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.86%, for Class N shares, per the February 1, 2022 Prospectus. The Fund’s total annual operating expenses before and after waiver are 1.74% and 1.69%, respectively, for Class I shares, per the February 1, 2022 Prospectus. The Fund’s adviser, Horizon Capital Management, Inc. (the “Adviser” or “HCM”) has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until January 31, 2023, so that the total annual operating expenses (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.90% of average daily net assets attributable to Class N shares and 1.65% of average daily net assets attributable to Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-866-787-8355.

**	Inception date is February 28, 2014.

***	Inception date is February 22, 2021.

The IQ Hedge Multi-Strategy Index (the “IQ Index”) seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets. The components of the IQ Index are actively managed funds which feature a similarly flexible management style to that of the Fund, unlike the S&P 500 Index, which assumes a “buy and hold” posture. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2022	% of Net Assets
Common Stock	69.1%
Short-Term Investment	30.1%
Other Assets in Excess of Liabilities - Net	0.8%
100.0%

Please refer to the Schedule of Investment in this shareholder report for a detailed listing of the Fund’s holdings.

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 69.1%
	AEROSPACE & DEFENSE - 2.0%
14,100	Howmet Aerospace, Inc.	$506,754

	CHEMICALS - 8.3%
2,600	CF Industries Holdings, Inc.	267,956
22,500	ICL Group Ltd.	271,575
8,000	Mosaic Company (The)	532,000
5,000	Nutrien Ltd.	519,950
10,200	Sasol Ltd. - ADR(a)	246,636
3,200	Sociedad Quimica y Minera de Chile S.A. - ADR	273,920
		2,112,037
	FOOD - 1.1%
3,400	Darling Ingredients, Inc.(a)	273,292

	GAS & WATER UTILITIES - 2.1%
7,500	National Fuel Gas Company	515,250

	HEALTH CARE FACILITIES & SERVICES - 0.9%
700	Molina Healthcare, Inc.(a)	233,513

	MACHINERY - 1.0%
1,600	Curtiss-Wright Corporation	240,256

	MEDICAL EQUIPMENT & DEVICES - 1.2%
5,100	Lantheus Holdings, Inc.(a)	282,081

	METALS & MINING - 11.3%
4,200	Alpha Metallurgical Resources, Inc.(a)	554,232
5,300	Arch Resources, Inc.	728,114
10,600	Barrick Gold Corporation	260,018
27,000	Cameco Corporation	785,700
5,200	Freeport-McMoRan, Inc.	258,648
11,800	SSR Mining, Inc.	256,650
		2,843,362

See accompanying notes to financial statements.

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 69.1% (Continued)
	OIL & GAS PRODUCERS - 8.2%
19,300	Black Stone Minerals, L.P.	$259,778
4,200	Canadian Natural Resources Ltd.	260,316
8,400	Devon Energy Corporation	496,692
1,900	Diamondback Energy, Inc.	260,452
6,200	Murphy Oil Corporation	250,418
18,900	Northern Oil and Gas, Inc.	532,791
		2,060,447
	OIL & GAS SERVICES & EQUIPMENT - 7.3%
21,400	Baker Hughes Company	779,174
27,800	Halliburton Company	1,052,786
		1,831,960
	RENEWABLE ENERGY - 1.1%
12,400	Archaea Energy, Inc.(a)	271,932

	RETAIL - CONSUMER STAPLES - 1.1%
500	Costco Wholesale Corporation	287,925

	SEMICONDUCTORS - 2.8%
3,300	Axcelis Technologies, Inc.(a)	249,249
7,300	GLOBALFOUNDRIES, Inc.(a)	455,666
		704,915
	SPECIALTY REITS - 2.1%
18,100	Outfront Media, Inc.	514,583

	STEEL - 4.3%
3,700	Nucor Corporation	550,005
17,200	Tenaris S.A. - ADR	517,204
		1,067,209
	TELECOMMUNICATIONS - 1.1%
8,700	Switch, Inc., Class A	268,134

	TRANSPORTATION & LOGISTICS - 12.2%
30,400	Costamare, Inc.	518,320
4,900	Danaos Corporation	502,642

See accompanying notes to financial statements.

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 69.1% (Continued)
	TRANSPORTATION & LOGISTICS - 12.2% (Continued)
9,000	Global Ship Lease, Inc.	$256,410
2,400	JB Hunt Transport Services, Inc.	481,896
3,600	Kirby Corporation(a)	259,884
6,500	Matson, Inc.	784,030
3,600	ZIM Integrated Shipping Services Ltd.	261,756
		3,064,938
	TRANSPORTATION EQUIPMENT - 1.0%
7,500	Trinity Industries, Inc.	257,700

	TOTAL COMMON STOCKS (Cost $17,252,761)	17,336,288

	SHORT-TERM INVESTMENTS — 30.1%
	MONEY MARKET FUNDS - 30.1%
7,551,487	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $7,551,487)(b)	7,551,487

	TOTAL INVESTMENTS - 99.2% (Cost $24,804,248)	$24,887,775
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	191,026
	NET ASSETS - 100.0%	$25,078,801

ADR	- American Depositary Receipt

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

ASSETS
Investment securities:
At cost	$24,804,248
At fair value	$24,887,775
Receivable for securities sold	257,391
Dividend and interest receivable	11,542
Prepaid expenses and other assets	21,861
TOTAL ASSETS	25,178,569

LIABILITIES
Payable for Fund shares redeemed	51,763
Accrued audit fees	9,109
Investment advisory fees payable, net	7,915
Payable to related parties	20,131
Distribution (12b-1) fees payable	3,536
Accrued expenses	7,314
TOTAL LIABILITIES	99,768
NET ASSETS	$25,078,801

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$28,264,940
Accumulated losses	(3,186,139)
NET ASSETS	$25,078,801

Net Asset Value Per Share:
Class N Shares:
Net Assets	$15,919,136
Shares of beneficial interest outstanding	1,472,207
Net Asset Value (Net Assets/Shares Outstanding), Redemption Price per share and Offering Price per share	$10.81

Class I Shares*:
Net Assets	$9,159,665
Shares of beneficial interest outstanding	844,499
Net Asset Value (Net Assets/Shares Outstanding), Redemption Price per share and Offering Price per share	$10.85

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2022

INVESTMENT INCOME
Dividends (net of $8,122 foreign tax withheld)	$46,438
Interest	1,613
TOTAL INVESTMENT INCOME	48,051

EXPENSES
Investment advisory fees	152,370
Distribution (12b-1) fees: Class N	21,472
Administrative service fees	35,370
Transfer agent fees	33,783
Registration fees	24,705
Accounting services fees	21,236
Printing and postage expenses	11,072
Custodian fees	10,951
Compliance officer fees	9,643
Audit fees	9,118
Legal fees	9,100
Trustees’ fees and expenses	7,456
Insurance expense	812
Other expenses	3,312
TOTAL EXPENSES	350,400
Less: Fees waived by the advisor	(77,885)

NET EXPENSES	272,515

NET INVESTMENT LOSS	(224,464)

REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investments	(339,094)
Foreign currency transactions	10
(339,084)
Net Change in Unrealized Appreciation on:
Investments	83,527
Foreign currency translations	19
83,546

NET REALIZED AND UNREALIZED LOSS	(255,538)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(480,002)

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2022	September 30, 2021
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(224,464)	$(400,856)
Net realized loss from investments and foreign currency transactions	(339,084)	(2,472,192)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	83,546	(19)
Net decrease in net assets resulting from operations	(480,002)	(2,873,067)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(241,709)
Total distributions paid - Class N	—	(3,506,691)
Net decrease in net assets from distributions to shareholders	—	(3,748,400)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	962,723	26,937,187
Class I *	3,546,176	23,175,598
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class N	—	3,339,698
Class I *	—	—
Payments for shares redeemed:
Class N	(3,073,554)	(51,696,347)
Class I *	(11,754,454)	(3,864,455)
Net decrease in net assets from shares of beneficial interest	(10,319,109)	(2,108,319)

TOTAL DECREASE IN NET ASSETS	(10,799,111)	(8,729,786)

NET ASSETS
Beginning of Period	35,877,912	44,607,698
End of Period	$25,078,801	$35,877,912

SHARE ACTIVITY
Class N:
Shares sold	86,850	2,146,740
Shares reinvested	—	273,074
Shares redeemed	(279,989)	(4,396,645)
Net decrease in shares of beneficial interest outstanding	(193,139)	(1,976,831)

Class I*:
Shares sold	322,795	1,931,186
Shares redeemed	(1,071,473)	(338,009)
Net increase (decrease) in shares of beneficial interest outstanding	(748,678)	1,593,177

*	Issachar Class I shares inception date is February 22, 2021.

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	March 31, 2022		September 30, 2021		September 30, 2020	September 30, 2019		September 30, 2018	September 30, 2017
	Class N		Class N		Class N	Class N		Class N	Class N
	(Unaudited)
Net asset value, beginning of period	$11.00		$12.25		$10.08	$10.36		$10.34	$10.18

Activity from investment operations:
Net investment loss (1)	(0.09)		(0.10)		(0.13)	(0.02)		(0.09)	(0.14)
Net realized and unrealized gain (loss) (2)	(0.10)		(0.16)		2.31	(0.15)		0.30	0.48
Total from investment operations	(0.19)		(0.26)		2.18	(0.17)		0.21	0.34

Distributions to shareholders
From net investment income	—		—		(0.01)	(0.03)		(0.08)	(0.18)
From net realized gains	—		(0.93)		—	(0.08)		(0.11)	—
From return of capital	—		(0.06)		—	—		—	—
Total distributions to shareholders	—		(0.99)		(0.01)	(0.11)		(0.19)	(0.18)

Net asset value, end of period	$10.81		$11.00		$12.25	$10.08		$10.36	$10.34

Total return (3)	(1.73	)% (9)	(2.94)%		21.61%	(1.67)%		2.12%	3.31%

Net assets, end of period (000s)	$15,919		$18,324		$44,608	$10,633		$13,805	$13,490

Ratio of gross expenses to average net assets (4,5)	2.43	% (10)	1.82%		2.49%	3.50%		3.54%	3.10%
Ratio of net expenses to average net assets (5)	1.90	% (10)	1.78	% (7)	1.70%	2.20	% (6)	2.30%	2.30%
Ratio of net investment loss to average net assets (5)	(1.58	)% (10)	(0.79)%		(1.13)%	(0.17)%		(0.87)%	(1.38)%
Portfolio Turnover Rate (8)	1390	% (9)	2842%		2704%	1581%		3108%	779%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(4)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds and swaps in which the Fund invests.

(6)	Effective July 18, 2019, the operating expense limitation was reduced to 1.70% from 2.30%

(7)	Effective February 1, 2021, the operating expense limitation was increased to 1.90% from 1.70%

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Period Ended
	March 31, 2022	September 30, 2021 *
	Class I	Class I
	(Unaudited)
Net asset value, beginning of period	$11.02	$12.94

Activity from investment operations:
Net investment loss (1)	(0.07)	(0.07)
Net realized and unrealized loss (2)	(0.10)	(1.85)
Total from investment operations	(0.17)	(1.92)

Net asset value, end of period	$10.85	$11.02

Total return (3,4)	(1.54)%	(14.84)%

Net assets, end of period (000s)	$9,160	$17,554

Ratio of gross expenses to average net assets (5,6,7)	2.14%	1.70%
Ratio of net expenses to average net assets (5,7)	1.65%	1.65%
Ratio of net investment loss to average net assets (5,7)	(1.35)%	(0.99)%
Portfolio Turnover Rate (4,8)	1390%	2842%

*	The Issachar Fund Class I shares inception date is February 22, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to financial statements.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2022

1.	ORGANIZATION

The Issachar Fund (the ’‘Fund’’) is a series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently offers Class N and Class I shares. Class N shares commenced operations on February 28, 2014. Class I shares commenced operations on February 22, 2021. The Fund is a diversified fund. The investment objective of the Fund is moderate capital appreciation consistent with capital preservation.

Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidity rights. Each class of the Fund represents an interest in the same assets of the Fund and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class N shares has exclusive voting rights with respect to its service and/or distribution plan. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the- swap counterparty based on the proprietary index. The independent-pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Valuation of Investment Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets,

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2022, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$17,336,288	$—	$—	$17,336,288
Short-Term Investment	$7,551,487	$—	$—	$7,551,487
Total	$24,887,775	$—	$—	$24,887,775

*	Refer to the Schedule of Investment for classifications.

The Fund did not hold any Level 3 securities during the period. There were no transfers between levels during the period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund that are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedule of Investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk can exist in that the part of a Fund’s cash can be held at the broker.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2022, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $134,598,214 and $117,006,358, respectively.

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2022 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
Tax Cost	Appreciation	Depreciation	(Depreciation)
$24,804,248	$346,595	$(263,068)	$83,527

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Horizon Capital Management, Inc. serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and incurred daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has agreed to waive its fees and/or reimburse the Fund’s operating expenses at least through January 31, 2023, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) of the Fund do not exceed 1.90% of average daily net assets attributable to Class N shares and 1.65% of average daily net assets

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

attributable to Class I shares (the “Expense Limitation”). During the six months ended March 31, 2022, the Advisor earned advisory fees of $152,370 and waived fees and/or reimbursed expenses in the amount of $77,885 pursuant to the Waiver Agreement. The fees paid to the Advisor are reviewed annually by the Board.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation in place at the time of the waiver or reimbursement. If Fund operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative waived expenses subject to recapture pursuant to the aforementioned conditions, as of September 30, 2021, will expire on:

September 30, 2022	$168,511
September 30, 2023	$188,782
September 30, 2024	$20,628

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets attributable to Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended March 31, 2022, the Fund incurred $21,472 in total fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months ended March 31, 2022, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Trust. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

6.	FEDERAL INCOME TAXES NOTE

It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2019 through 2021, or expected to be taken in the Fund’s September 30, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS

The tax character of distributions paid during the years ended September 30, 2021 and September 30, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2021	September 30, 2020
Ordinary Income	$3,506,691	$7,504
Return of Capital	241,709	—
	$3,748,400	$7,504

As of September 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Post October Loss	Capital Loss	Unrealized	Total
and	Carry	Appreciation/	Accumulated
Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficit)
$(2,105,092)	$(601,026)	$(19)	$(2,706,137)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $ 96,756.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,008,336.

At September 30, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains:

Non-Expriring
Short-Term	Total
$601,026	$601,026

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and reclassification of Fund distributions resulted in reclassifications for the Fund for the fiscal year ended September 30, 2021 as follows:

Paid
in	Accumulated
Capital	Earnings (Losses)
$(408,639)	$408,639

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Fidelity Institutional Money Market Fund – Government Portfolio- Class I, a registered open-end investment company (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of Fidelity. The annual reports of Fidelity, along with the report of the independent registered public accounting firm is included in Fidelity’s N-CSR available at “www.sec.gov” or on the website “www.Fidelity.com”. As of March 31, 2022, the percentage of the Fund’s net assets invested in Fidelity was 30.1%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, Constellation Trust Company (for the benefit of its customers) held approximately 36.7% of the voting securities of the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ISSACHAR FUND
EXPENSE EXAMPLES (Unaudited)
March 31, 2022

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	10/1/21	3/31/22	10/1/21-3/31/22*	10/1/21-3/31/22
Issachar Fund – Class N	$1,000.00	$ 982.70	$ 9.39	1.90%
Issachar Fund – Class I	$1,000.00	$ 984.60	$ 8.16	1.65%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	10/1/21	3/31/22	10/1/21-3/31/22*	10/1/21-3/31/22
Issachar Fund – Class N	$1,000.00	$ 1,015.46	$ 9.55	1.90%
Issachar Fund – Class I	$1,000.00	$1,016.70	$ 8.30	1.65%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

ISSACHAR FUND
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

Renewal of Advisory Agreement – Issachar Fund*

In connection with a meeting held on November 30 – December 1, 2021, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Horizon Capital Management Inc. (“Horizon”) and the Trust, with respect to the Issachar Fund (“Issachar”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Issachar and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services . The Board noted Horizon only managed Issachar, and that its assets had fallen from $47.6 million to $37.6 million over the last year. The Board acknowledged that the portfolio manager was highly experienced in managing assets. The Board observed that Horizon used a “chart analysis” investment approach that sought capital preservation during periods of high risk and capital appreciation during periods of low risk. The Board noted that Horizon was committed to maintaining strong risk management discipline and active management style aimed at preserving capital consistent with the Issachar’s investment objective. The Board recognized that Horizon selected broker-dealers based on an annual evaluation of the services they provided. The Board discussed that Horizon was disciplined in its implementation of its Biblically responsible investment screening process.

Performance. The Board recognized that Issachar earned a 2-star Morningstar rating and had underperformed the S&P 500 Total Return Index and its peer group and Morningstar category over the 1-year period. The Board noted that Issachar underperformed the S&P 500 Total Return Index and Morningstar category over the 3-year, 5-year and since inception periods, and outperformed its peer group over the 3-year period but underperformed its peer group over the 5-year and since inception periods. The Board considered Horizon’s explanation that it focused on protecting capital and defensive positioning during periods of high volatility. The Board recalled that Horizon had managed Issachar throughout a volatile market environment in 2020, and that Horizon remained steadfast to Issachar’s Biblically responsible investment approach.

Fees and Expenses . The Board noted that Issachar’s 1.00% advisory fee was higher than the medians and averages of its Morningstar category and peer group but below the highs of each. The Board remarked that Issachar’s 1.71% net expense ratio was higher than the medians and averages of its peer group and Morningstar category but below the highs of each. The Board discussed Horizon’s position that its fees were attributable to the unique skills required to actively manage the strategy of Issachar, which were more common in managing hedge funds than mutual funds. Given these and other considerations, the Board concluded that Horizon’s advisory fee for Issachar was not unreasonable.

Economies of Scale. The Board discussed the size of Issachar and its prospects for growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted Horizon agreed to discuss the implementation of breakpoints as Issachar’s assets grew and Horizon achieved material economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed Horizon’s profitability analysis in connection with its management of Issachar. The Board acknowledged that Horizon earned a reasonable profit in actual dollars and as a percentage of revenue. The Board concluded that Horizon’s profitability was not excessive.

ISSACHAR FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2022

Conclusion. Having requested and reviewed such information from Horizon as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for Issachar was not unreasonable, and that renewal of the Advisory Agreement was in the best interests of Issachar and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Issachar.

ISSACHAR FUND
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended March 31, 2022, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call (402) 493-4603

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       sharing for affiliates’ everyday business purposes—information about your creditworthiness

■       affiliates from using your information to market to you

■       sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-787-8355 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Horizon Capital Management, Inc.
106 Valerie Drive
Lafayette, LA 70508

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246	IF-SAR22

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 5/28/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 5/28/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/28/22